Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of components and movements during the period in intangible assets

Cost:

	Balance at January 1, 2022	Additions	Effect of movements in exchange rates	Balance at December 31, 2022

	US $ in millions
Goodwill	6.3	4.0	(0.7)	9.6
Software (mostly development costs)	211.6	27.3	(0.1)	238.8
Other intangible assets	4.5			4.5
Total	222.4	31.3	(0.8)	252.9

Amortization and impairment losses:

	Balance at January 1, 2022	Amortization	Effect of movements in exchange rates	Balance at December 31, 2022

	US $ in millions
Goodwill
Software (mostly development costs)	145.6	10.4	(0.1)	155.9
Other intangible assets	3.0	1.1		4.1
Total	148.6	11.5	(0.1)	160.0

Net carrying amounts:
	Balance at January 1, 2022	Balance at December 31, 2022

	US $ in millions	US $ in millions

Goodwill	6.3	9.6
Software (mostly development costs)	66.0	82.9
Other intangible assets	1.5	0.4
Total	73.8	92.9

Cost:
	Balance at January 1, 2021	Additions	Disposals	Effect of movements in exchange rates	Balance at December 31, 2021

	US $ in millions
Goodwill	7.6			(1.3)	6.3
Software (mostly development costs)	194.5	17.1			211.6
Dry docking	4.5		(4.5)
Other intangible assets	3.4	1.1			4.5
Total	210.0	18.2	(4.5)	(1.3)	222.4

Amortization and impairment losses:

	Balance at January 1, 2021	Amortization	Disposals	Effect of movements in exchange rates	Balance at December 31, 2021

	US $ in millions
Goodwill
Software (mostly development costs)	136.3	9.3			145.6
Dry docking	4.5		(4.5)
Other intangible assets	2.7	0.3			3.0
Total	143.5	9.6	(4.5)		148.6

Net carrying amounts:
	Balance at January 1, 2021	Balance at December 31, 2021

	US $in millions	US $in millions

Goodwill	7.6	6.3
Software (mostly development costs)	58.2	66.0
Dry docking
Other intangible assets	0.7	1.5
Total	66.5	73.8

?

Schedule of increase (decrease) in the recoverable amount of cash generating unit
	Increase	Decrease
	By 100 bps
	US $ in millions
Discount rate	(625)	766
Terminal growth rate	512	(406)